General	9 Months Ended
Sep. 30, 2023
General [Abstract]
General

Note 1:- General

General description of the Company and its activity

Kamada Ltd. (the “Company”) is a commercial stage global biopharmaceutical company with a portfolio of marketed products indicated for rare and serious conditions and a leader in the specialty plasma-derived field, focused on diseases of limited treatment alternatives. The Company is also advancing an innovative development pipeline targeting areas of significant unmet medical need. The Company’s strategy is focused on driving profitable growth from its significant commercial catalysts as well as its manufacturing and development expertise in the plasma-derived and biopharmaceutical fields. The Company’s commercial products portfolio includes six FDA approved plasma-derived biopharmaceutical products CYTOGAM®, KEDRAB®, WINRHO SDF®, VARIZIG®, HEPAGAM B® and GLASSIA®, as well as KAMRAB®, KAMRHO (D) ® and two types of equine-based anti-snake venom (ASV) products. The Company distributes its commercial products portfolio directly, and through strategic partners or third-party distributors in more than 30 countries, including the U.S., Canada, Israel, Russia, Argentina, Brazil, India, Australia and other countries in Latin America, Europe, Middle East and Asia. The Company leverages its expertise and presence in the Israeli market to distribute, for use in Israel, more than 25 pharmaceutical products that are supplied by international manufacturers. During recent years added eleven biosimilar products to its Israeli distribution portfolio, which, subject to European Medicines Agency (EMA) and the Israeli Ministry of Health approvals, are expected to be launched in Israel through 2028. The Company owns an FDA licensed plasma collection center in Beaumont, Texas which currently specializes in the collection of hyper-immune plasma used in the manufacture of KAMRHO (D). In addition to the Company’s commercial operation, it invests in research and development of new product candidates. The Company’s leading investigational product is an inhaled AAT for the treatment of AAT deficiency, for which it is continuing to progress the InnovAATe clinical trial, a randomized, double-blind, placebo-controlled, pivotal Phase 3 trial.

In November 2021, the Company acquired CYTOGAM, WINRHO SDF, VARIZIG and HEPGAM B from Saol Therapeutics Ltd. (“Saol”). The acquisition of this portfolio furthered the Company’s core objective to become a fully integrated specialty plasma company with strong commercial capabilities in the U.S. market, as well as to expand to new markets, mainly in the Middle East/North Africa region, and to broaden the Company’s portfolio offering in existing markets. The Company’s wholly owned U.S. subsidiary, Kamada Inc., is responsible for the commercialization of the four products in the U.S. market, including direct sales to wholesalers and local distributers. Refer to Note 5 in our annual Financial report for further details on this acquisition.